FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity price sensitivity and hedging (Details) R in Millions	Dec. 31, 2019 oz	Dec. 31, 2019 R / oz	Dec. 31, 2019 R / kg	Dec. 31, 2019 ZAR (R)	Oct. 21, 2019 oz	Oct. 21, 2019 kg	Oct. 21, 2019 R / oz	Oct. 21, 2019 R / kg	Apr. 11, 2019 oz	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Foreign currency sensitivity analysis
Amount of hedged instrument					67,856	2,111			105,906	3,294
Average Price							17,371	558,491
Contracts amount | R				R 3,836.2								R 6,317.3	R 5,626.0
Minimum
Foreign currency sensitivity analysis
Average Price | $ / oz											1,200
Maximum
Foreign currency sensitivity analysis
Average Price | $ / oz											1,323
Forward contract | Minimum
Foreign currency sensitivity analysis
Average Price		19,222	618,001
Forward contract | Maximum
Foreign currency sensitivity analysis
Average Price		21,218	682,174
Forward contract | Commodity price risk
Foreign currency sensitivity analysis
Amount of hedged instrument | oz	88,415
Futures contract | Commodity price risk
Foreign currency sensitivity analysis
Contracts amount | R				R 0.0								R 0.0	R 0.0